GOODWILL AND INTANGIBLE ASSETS - Schedule of Goodwill by Segment (Detail) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Goodwill		$ 95,620	$ 81,376
Mocha Clubs [Member]
Goodwill [Line Items]
Goodwill	[1]	81,820	81,376
Corporate and Other [Member]
Goodwill [Line Items]
Goodwill	[2]	$ 13,800	$ 0

[1]	The amount represents goodwill arose from the acquisition of Mocha Slot Group Limited and its subsidiaries by the Company in 2006. The changes in carrying amounts represented the exchange differences arising from foreign currency translation at the balance sheet date.
[2]	The amount represents goodwill arose from the acquisition of Japan Ski Resort on November 28, 2019 amounted to $13,731 as described in Note 25 and the exchange differences arising from foreign currency translation at the balance sheet date.